Restricted Net Assets (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Restricted Net Assets [Abstract]
Restricted net assets	$ 89,500,000	$ 89,500,000
Annual basis, percentage	10.00%
Registered capital, percentage	50.00%
Statutory reserve	$ 485,211	$ 485,211